Subsequent Events - Additional information (Detail) $ / shares in Units, shares in Millions, $ in Millions			1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 08, 2023 £ / shares shares	Feb. 23, 2023 $ / shares	Jan. 31, 2023 USD ($) shares	Mar. 01, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Jan. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends declared per common share | $ / shares					$ 1.78	$ 1.62
Consideration transferred, acquisition-date fair value					$ 191	$ 18
Share repurchases					$ 1,282	$ 1,400
Share buyback program authorized amount								$ 2,000
Company and Blackstone [Member] | L S E G [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of shares sold | shares	28.0
Price per share | £ / shares	£ 71.5
Number of shares sold that relate to company ownership | shares	13.6
Company and Blackstone [Member] | Microsoft [Member] | L S E G [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of shares sold that relate to companies ownership | shares			10.5
Proceeds from sales of investments accounted for using equity method			$ 1,000
Major business combination [member] | Sure Prep LLC [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Consideration transferred, acquisition-date fair value			$ 500
Dividends declared after year ended [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends declared per common share | $ / shares		$ 0.18
New annual dividends paid ordinary shares per share | $ / shares		1.96
Dividend paid per common share | $ / shares		$ 0.49
Dividend increase percentage		10.00%
Other disposals of assets [member] | Company and Blackstone [Member] | Microsoft [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of shares sold | shares			21.2
Major ordinary share transactions [member] | Return Of Capital Two Thousand And Twenty Three [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Equity share minimum amount estimated to be repaid							$ 2,000
Repurchase of shares [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of shares repurchased during period | shares				4.4
Share repurchases				$ 519
Share buyback program repurchased amount				$ 1,800